CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating and formation costs	$ 634,642	$ 217,525	$ 1,887,001	$ 632,695
Loss from operations	(634,642)	(217,525)	(1,887,001)	(632,695)
Other income (expense):
Interest earned on marketable securities held in Trust Account	512,825	2,928	670,720	7,352
Transaction costs incurred in connection with IPO				(86,544)
Change in fair value of warrants liabilities	(99,200)	1,256,100	2,976,000	3,801,300
Other income, net	413,625	1,259,028	3,646,720	3,722,108
Income (loss) before provision for income taxes	(221,017)	1,041,503	1,759,719	3,089,413
Provision for income taxes	(69,477)		(69,477)
Net (loss) income	$ (290,494)	$ 1,041,503	$ 1,690,242	$ 3,089,413
Class A common stock subject to possible redemption
Other income (expense):
Weighted average shares outstanding, basic	11,500,000	11,500,000	11,500,000	9,772,894
Weighted average shares outstanding, diluted	11,500,000	11,500,000	11,500,000	9,772,894
Basic net (loss) income per share	$ (0.02)	$ 0.07	$ 0.12	$ 0.25
Diluted net (loss) income per share	$ (0.02)	$ 0.07	$ 0.12	$ 0.25
Class B Common Stock
Other income (expense):
Weighted average shares outstanding, basic	2,875,000	2,875,000	2,875,000	2,817,308
Weighted average shares outstanding, diluted	2,875,000	2,875,000	2,875,000	2,817,308
Basic net (loss) income per share	$ (0.02)	$ 0.07	$ 0.12	$ 0.25
Diluted net (loss) income per share	$ (0.02)	$ 0.07	$ 0.12	$ 0.25